PREPAYMENTS (NON-CURRENT)	12 Months Ended
Dec. 31, 2011
PREPAYMENTS (NON-CURRENT)
13.	PREPAYMENTS (NON-CURRENT)

		As of December 31,
		2010	2011
		(RMB’000)	(RMB’000)	(US$’000)

Prepayment for the exclusive distribution right	(i)	10,000	10,000	1,589
Prepayments for equipment and construction cost	(ii)	27,713	2,884	458
Prepayment for the intangible assets	(iii)	—	3,000	477

		37,713	15,884	2,524

(i)	The Group entered into an exclusive distribution agreement with a third party vendor to market and distribute a new drug product. In accordance with the agreement dated August 10, 2010, a deposit of RMB10,000,000 (US$1,588,840) was paid by the Group for the exclusive distribution right. The contract shall remain in force for five years from the first product shipment received. Agreement may be extended thereafter for successive periods of two years. If the contract has not taken effect within five years from the contract signing date, the Group is entitled to receive a refund of RMB5 million. As of December 31, 2011, the contract had not yet become effective since the vendor has not yet delivered first shipment. To date, there has been no indicator of impairment.
(ii)	This represents the prepayments for purchase of equipment and construction materials.
(iii)	In December 2011, the Group and a third party (“counterparty”) entered into a technology transfer agreement, pursuant to which the counterparty agreed to transfer the medicine license of one new drug product to the Group for the total consideration of RMB16,000,000 (US$2,542,144). In accordance with the agreement dated December 1, 2011, a deposit of RMB3,000,000 (US$476,652) was prepaid by the Group for the technology transfer. The transfer is expected to take place over one year from December 31, 2011.